EMPLOYEE BENEFITS OBLIGATIONS - Net Periodic Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefits – defined benefit plans	$ 40.4	$ 43.0
Funded
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	30.8	32.5
Interest expense (income), net defined benefit liability (asset)	(17.9)	(15.8)
Past service cost, net defined benefit liability (asset)	(1.8)	0.0
Administrative costs, net defined benefit liability (asset)	1.1	1.1
Post-employment benefits – defined benefit plans	33.8	36.9
Funded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	30.8	32.5
Interest expense (income), net defined benefit liability (asset)	21.6	19.1
Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3.8	3.9
Interest expense (income), net defined benefit liability (asset)	2.8	2.3
Past service cost, net defined benefit liability (asset)	0.0	(0.1)
Post-employment benefits – defined benefit plans	6.6	6.1
Unfunded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3.8	3.9
Interest expense (income), net defined benefit liability (asset)	2.8	2.3
Canada
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefits – defined benefit plans	39.7	39.8
Canada | Funded
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	28.4	30.4
Interest expense (income), net defined benefit liability (asset)	(16.9)	(14.9)
Past service cost, net defined benefit liability (asset)	1.0	0.0
Administrative costs, net defined benefit liability (asset)	0.9	0.9
Post-employment benefits – defined benefit plans	33.9	34.4
Canada | Funded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	28.4	30.4
Interest expense (income), net defined benefit liability (asset)	20.5	18.0
Canada | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3.2	3.3
Interest expense (income), net defined benefit liability (asset)	2.6	2.1
Past service cost, net defined benefit liability (asset)	0.0	0.0
Post-employment benefits – defined benefit plans	5.8	5.4
Canada | Unfunded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3.2	3.3
Interest expense (income), net defined benefit liability (asset)	2.6	2.1
Foreign
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefits – defined benefit plans	0.7	3.2
Foreign | Funded
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2.4	2.1
Interest expense (income), net defined benefit liability (asset)	(1.0)	(0.9)
Past service cost, net defined benefit liability (asset)	(2.8)	0.0
Administrative costs, net defined benefit liability (asset)	0.2	0.2
Post-employment benefits – defined benefit plans	(0.1)	2.5
Foreign | Funded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2.4	2.1
Interest expense (income), net defined benefit liability (asset)	1.1	1.1
Foreign | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0.6	0.6
Interest expense (income), net defined benefit liability (asset)	0.2	0.2
Past service cost, net defined benefit liability (asset)	0.0	(0.1)
Post-employment benefits – defined benefit plans	0.8	0.7
Foreign | Unfunded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0.6	0.6
Interest expense (income), net defined benefit liability (asset)	$ 0.2	$ 0.2